Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share capital.
Schedule of share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2021	32,848,635	(5,729,861)	27,118,774
Issue of shares- treasury shares	9,524,317	(9,524,317)	—
Issue of shares - third parties	6,900,000	—	6,900,000
Sale of shares under shelf registration	—	3,759,402	3,759,402
Sale of shares under sale agency agreement	—	39,940	39,940
Settlement of supplier invoices	—	116,914	116,914
Net purchase of treasury shares under liquidity agreement	—	(36,881)	(36,881)
Balance as of December 31, 2021	49,272,952	(11,374,803)	37,898,149
Issue of shares - treasury shares	48,636,476	(48,636,476)	—
Issue of shares - exercise ESOP & ESC	17,438,883	—	17,438,883
Sale of shares under shelf registration	—	4,500,000	4,500,000
Exercise of pre-funded warrants	—	15,978,570	15,978,570
Sale of shares under sale agency agreement	—	1,355,248	1,355,248
Net purchase of shares under liquidity agreement	—	(36,830)	(36,830)
Balance as of December 31, 2022	115,348,311	(38,214,291)	77,134,020
Shares reclassed as treasury shares under IFRS 2	—	(17,438,883)	(17,438,883)
Balance as of December 31, 2022 IFRS 2	115,348,311	(55,653,174)	59,695,137